RELATED PARTY BALANCES AND TRANSACTIONS - Schedule of marketplace service provide to related parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Marketplace service provided to related parties	¥ 3,105	¥ 12,083	¥ 10,970
Other goods and services provided to related parties	823	539	393
Yuncheng
Marketplace service provided to related parties		3,309	2,932
Other goods and services provided to related parties		208	171
Bixin
Marketplace service provided to related parties	1,234	2,322	2,759
Jimi
Marketplace service provided to related parties	1,699	5,637	2,379
Other goods and services provided to related parties	131	313
Others
Marketplace service provided to related parties	172	815	2,900
Other goods and services provided to related parties	24	¥ 18	¥ 222
Xingsheng
Other goods and services provided to related parties	554
Tianshi
Other goods and services provided to related parties	¥ 114